EQUITY	3 Months Ended	12 Months Ended
	May 31, 2021	Dec. 31, 2020
Equity [Abstract]
EQUITY

6.  EQUITY

The Company has authorized and issued 975,000 Units of Voting Class A membership interests as of May 31, 2021. Each Unit of Voting Class A Membership interests entitled its holder to one vote on each matter submitted to the members for a vote, and no cumulative voting for directors is permitted.  Members did not have any preemptive rights to acquire additional securities issued by the Company.

The Company has authorized and issued 25,000 Units of Non-Voting Class B membership interests as of May 31, 2021. Each Unit of Members of Non-Voting Class B membership interest did not have voting rights or any preemptive rights to acquire additional securities issued by the Company.

The Company has never paid any cash dividends and intends, for the foreseeable future, to retain any future earnings for the development of our business. Our future dividend policy will be determined by the board of directors on the basis of various factors, including our results of operations, financial condition, capital requirements and investment opportunities.

As of May 31, 2021, the Company has granted an option to acquire 25,000 Units of Non-Voting Class B membership interests to a related party for $1 based on the achievement of certain performance criteria.

5.  EQUITY

The Company has authorized and issued 975,000 Units of Voting Class A membership interests as of December 31, 2020. Each Unit of Voting Class A entitled its holder to one vote on each matter submitted to the members for a vote, and no cumulative voting for directors is permitted.  Members do not have any preemptive rights to acquire additional securities issued by the Company.

The Company has authorized and issued 25,000 Units of Non-Voting Class B membership interests as of December 31, 2020. Each Unit of Non-Voting Class B membership interests entitles its holder to no votes on each matter submitted to the stockholders for a vote, and no cumulative voting for directors is permitted.  These members do not have any preemptive rights to acquire additional securities issued by the Company.

The Company has never paid any cash dividends and intends, for the foreseeable future, to retain any future earnings for the development of our business. Our future dividend policy will be determined by the board of directors on the basis of various factors, including our results of operations, financial condition, capital requirements and investment opportunities.

As of December 31, 2020, the Company has granted an option to acquire 25,000 Units of Non-Voting Class B membership units to a related party for $1 based on the achievement of certain performance criteria.